Long-Term Debt, Net - Hamburg Commercial Bank AG Loan Agreement (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 03, 2015	Jul. 10, 2017	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				$ 15,700	$ 280	$ 5,950
Repayments of borrowings				19,497	4,399	3,100
Borrowings				36,868	41,538
Pledged cash				1,350	210
Current portion of long-term borrowings				35,368	41,538
Cash and cash equivalents				$ 46	$ 2,756	$ 163	$ 2,005
Credit Suisse AG
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 30,000		$ 5,000
Hamburg Commercial Bank AG
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity								$ 30,000
Borrowings, interest rate basis				LIBOR
Proceeds from borrowings	$ 29,405
Total liabilities to market adjusted total assets ratio				77.00%
Market Adjusted Net Worth				$ 13,550
Cash and cash equivalents, unrealized amount				1,893
Compensating Balance, Amount				$ 600
Hamburg Commercial Bank AG | Interest periods of 3 months
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.00%
Hamburg Commercial Bank AG | Interest periods of 1 month
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				3.10%
Hamburg Commercial Bank AG | Tranche A | Devocean Maritime Ltd.
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							8,580
Borrowings				$ 6,095
Borrowings Number Of Periodic Payments				4
Borrowings Frequency Of Periodic Payment				quarterly
Periodic payment				$ 239
Balloon Payment to be Paid				$ 5,139
Borrowings, maturity				December 2019
Amount deferred to the last scheduled repayment date		$ 956
Hamburg Commercial Bank AG | Tranche B | Domina Maritime Ltd.
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							10,100
Borrowings				$ 7,697
Borrowings Number Of Periodic Payments				4
Borrowings Frequency Of Periodic Payment				quarterly
Periodic payment				$ 230
Balloon Payment to be Paid				$ 6,777
Borrowings, maturity				December 2019
Amount deferred to the last scheduled repayment date		920
Hamburg Commercial Bank AG | Tranche C | Dulac Maritime S.A.
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							$ 10,725
Borrowings				$ 8,371
Borrowings Number Of Periodic Payments				4
Borrowings Frequency Of Periodic Payment				quarterly
Periodic payment				$ 224
Balloon Payment to be Paid				$ 7,475
Borrowings, maturity				December 2019
Amount deferred to the last scheduled repayment date		898
Hamburg Commercial Bank AG | Minimum
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 1,000
Fair value of mortgaged vessels to loan outstanding balance ratio							125.00%
Compensating Balance, Amount per vessel							$ 250
Liquidity to indebtedness ratio		5.00%					5.00%
Amount of equity to be raised		$ 1,800
Market Adjusted Net Worth		$ 30,000					$ 30,000
Deferral fee, percentage		2.50%
Compensating Balance, Amount							$ 750
Hamburg Commercial Bank AG | Maximum
Disclosure of detailed information about borrowings [line items]
Total liabilities to market adjusted total assets ratio							75.00%